Income Taxes - Rate Reconciliation (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense differs from the amount that would result by applying the U.S. statutory rate to income before income taxes
U.S Federal tax expense at statutory rates			21.00%	21.00%	21.00%
State income taxes, net of federal benefit			3.00%	3.80%	8.70%
Valuation allowance			(1.50%)	(0.20%)	(6.80%)
Federal research & development credit			0.50%	2.00%	7.40%
Uncertain tax benefit on federal research and development credit			(0.10%)	(0.50%)	(3.70%)
Release of uncertain tax benefits			0.70%	0.20%	22.10%
Effect of non-controlling interest			(4.10%)
Other				0.40%	0.20%
Effective tax rate	(0.10%)	25.40%	19.50%	26.70%	48.90%